SCHEDULE OF INVENTORIES (Details) - USD ($)	Sep. 30, 2025	Sep. 30, 2024
Inventory Disclosure [Abstract]
Raw materials	$ 20,814	$ 862,324
Finished goods	3,723,177	710,006
Inventory valuation allowance	(438,553)	(106)
Total inventory, net	$ 3,305,438	$ 1,572,224